Credit Impairment Losses and Provisions - Additional Information (Detail) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Disclosure of credit impairment loss and provisions [abstract]
Impairment losses on loans and advances to banks	£ 0
Impairment losses on Non-trading reverse repurchase agreements	0
Impairment losses on other financial assets at amortised cost	0
Impairment losses on financial assets at FVOCI	£ 0